VIA EDGAR



May 4, 2003



Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

        Re:    Variable Annuity Account Seven
               Polaris Plus Variable Annuity
               AIG SunAmerica Life Assurance Company
               File Nos. 333-63511 and 811-09003


Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated May 3, 2004, Variable Annuity Account Seven (the "Separate Account") of AIG SunAmerica Life Assurance Company contains no changes from the form of prospectus and statement of additional information for the Separate Account submitted in Post-Effective Amendment No. 12 under the Securities Act of 1933 and Amendment No. 13 under the Investment Act of 1940 to the Separate Account's registration statement on Form N-4 filed with the Securities and Exchange Commission on April 27, 2004, via EDGAR.

If you have any further questions regarding this filing, please do not hesitate to contact me at (310) 772-6613.

Very truly yours,



Sarah Baldwin
Staff Counsel